Property and Equipment - Summary of Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment [Line Items]
Property and Equipment	1,890.1	1,892.0	$ 1,879.2
Less: accumulated depreciation	1,185.7	1,136.6	1,071.3
Property and equipment, net	704.4	755.4	807.9
Land [Member]
Property and Equipment [Line Items]
Property and Equipment	88.4	88.6	87.8
Building and Improvements
Property and Equipment [Line Items]
Property and Equipment	47.5	45.0	45.7
Building and Improvements | Minimum
Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years
Building and Improvements | Maximum
Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years	40 years
Advertising Structures
Property and Equipment [Line Items]
Property and Equipment	1,662.4	1,662.3	1,655.9
Advertising Structures | Minimum
Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Advertising Structures | Maximum
Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years
Furniture, Equipment and Other
Property and Equipment [Line Items]
Property and Equipment	76.1	77.2	76.3
Furniture, Equipment and Other | Minimum
Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Furniture, Equipment and Other | Maximum
Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Construction in progress [Member]
Property and Equipment [Line Items]
Property and Equipment	15.7	18.9	$ 13.5